N-2 - $ / shares	Apr. 19, 2024	Apr. 15, 2024
Cover [Abstract]
Entity Central Index Key	0000009521
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-00000
Investment Company Act File Number	811-02151
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	31
Entity Registrant Name	BANCROFT FUND LTD.
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(914)
Local Phone Number	921-5100
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The investment objective of the Fund is to provide income and the potential for capital appreciation by investing primarily in convertible securities. Under normal market conditions, the Fund invests at least 65% of its assets (consisting of net assets plus the amount of any borrowing for investment purposes) in convertible securities.

Investment Policies

The Fund expects that a substantial majority of its assets will consist of convertible securities. The Fund has adopted a non-fundamental investment policy providing that the Fund will invest, under normal market conditions, at least 65% of the value of its assets (consisting of net assets plus the amount of any borrowings for investment purposes) in convertible securities.

Convertible securities include debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into or exchangeable for equity securities, or the conversion privilege may be evidenced by warrants attached to the security or acquired as part of a unit with the security. A convertible security may also be structured so that it is convertible at the option of the holder or the issuer, or subject to mandatory conversion. The Fund may invest in convertible securities rated in the lower rating categories of the established rating services (“Ba” or lower by Moody’s or “BB” or lower by S&P or unrated debt instruments which are in the judgment of the Fund’s Investment Adviser of equivalent quality. Debt securities rated below investment grade commonly are referred to as “junk bonds.” The average duration of the Fund’s investments in debt securities is expected to vary and the Fund does not target any particular average duration.

Under normal market conditions, the remaining 35% or less of the Fund’s assets may be invested in other securities, including common stocks, non-convertible preferred stocks and investment grade debt securities, common stock received upon conversion or exchange of securities, options, warrants, securities of the U.S. government, its agencies and instrumentalities, foreign securities, American Depositary Receipts or repurchase agreements, or they may be held as cash or cash equivalents. The Fund does not intend to participate in derivative transactions other than options transactions as described herein and in the Fund’s Annual Report. See “Investment Objective and Policies—Principal Investment Practices and Policies—Options” in the Fund’s Annual Report. The Fund is not required to sell securities for the purpose of assuring that 65% of its assets are invested in convertible securities.

No assurances can be given that the Fund’s objective will be achieved. Neither the Fund’s investment objective nor, except as expressly listed under “Investment Restrictions” in the SAI, any of its policies are fundamental, and each may be modified by the Board without shareholder approval. The percentage and ratings limitations stated herein and in the SAI apply only at the time of investment and are not considered violated as a result of subsequent changes to the value, or downgrades to the ratings, of the Fund’s portfolio investments.

The information contained under the headings “Additional Fund Information—Investment Objectives and Policies” and “—Additional Investment Policies” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

The information contained under the heading “Additional Fund Information—Risk Factors and Special Considerations” in the Fund’s Annual Report is incorporated herein by reference.

HOW THE FUND MANAGES RISK

The information contained under the heading “Additional Fund Information—How the Fund Manages Risk” in the Fund’s Annual Report is incorporated herein by reference.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Common Shares

The Fund is organized as a Delaware statutory trust. The Fund commenced its investment operations in April 1971 as a Delaware corporation. On March 17, 2006, the Fund was reorganized as a Delaware statutory trust from a Delaware corporation. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.01 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of the applicable offering, will be fully paid and non-assessable. Though the Fund expects to pay distributions quarterly on its common shares, it is not obligated to do so. All common shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semiannual reports, including financial statements, to all holders of its shares. In the event of liquidation, each of the Fund’s common shares is entitled to its proportion of the Fund’s assets after payment of debts and expenses and the amounts payable to holders of the Fund’s preferred shares ranking senior to the Fund’s common shares as described below.

Offerings of shares require approval by the Board. Any additional offering of common shares will be subject to the requirements of the 1940 Act, which provides that common shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Fund’s outstanding common shareholders.

The Fund’s outstanding common shares are listed on the NYSE American under the symbol “BCV.” The Fund’s common shares have historically traded at a discount to the Fund’s net asset value. Over the past ten years, the Fund’s common shares have traded at a discount to net asset value as low as (31.93)% and a premium to net asset value as high as 5.41%. The average weekly trading volume of the common shares on the NYSE American during the period from October 31, 2022 through September 30, 2023 was 76,450 shares.

Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the NYSE American or otherwise.

Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, net asset value, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Subject to the rights of the outstanding preferred shares, the Fund’s common shareholders vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act, Delaware law, the Governing Documents or resolutions adopted by the Trustees provide for a vote of the Fund’s common shareholders. See “Anti-Takeover Provisions of the Fund’s Governing Documents.”

The Fund is a diversified, closed-end management investment company and as such its shareholders do not, and will not, have the right to require the Fund to repurchase their shares. The Fund, however, may repurchase its common shares from time to time as and when it deems such a repurchase advisable, subject to maintaining required asset coverage for each series of outstanding preferred shares. The Board has authorized such repurchases to be made when the Fund’s common shares are trading at a discount from net asset value of 10% or more (or such other percentage as the Board of the Fund may determine from time to time). Pursuant to the 1940 Act, the Fund may repurchase its common shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such shares) or pursuant to tenders and may also repurchase shares privately if the Fund meets certain conditions regarding, among other things, distribution of net income for the preceding fiscal year, status of the seller, price paid, brokerage commissions, prior notice to shareholders of an intention to repurchase shares and purchasing in a manner and on a basis that does not discriminate unfairly against the other shareholders through their interest in the Fund.

When the Fund repurchases its common shares for a price below net asset value, the net asset value of the common shares that remain outstanding will be enhanced, but this does not necessarily mean that the market price of the outstanding common shares will be affected, either positively or negatively. The repurchase of common shares will reduce the total assets of the Fund available for investment and may increase the Fund’s expense ratio. During the year ended September 30, 2023, the Fund repurchased and retired 64,063 of its common shares in the open market at an investment of $1,067,712 and at an average discount of approximately 15.01% from the Fund’s net asset value. During the fiscal year ended October 31, 2022, the Fund repurchased and retired 55,950 of its common shares in the open market at an investment of $1,125,238 and an average discount of 11.82% from its net asset value.

Book-Entry. The common shares will initially be held in the name of Cede & Co. as nominee for the Depository Trust Company (“DTC”). The Fund will treat Cede & Co. as the holder of record of the common shares for all purposes. In accordance with the procedures of DTC, however, purchasers of common shares will be deemed the beneficial owners of shares purchased for purposes of distributions, voting and liquidation rights.

Preferred Shares

The Agreement and Declaration of Trust provides that the Board may authorize and issue senior securities with rights as determined by the Board, by action of the Board without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any senior securities that might be issued.

As of September 30, 2023, the Fund had outstanding 1,196,413 shares of Series A Preferred. Distributions on the Series A Preferred Shares accumulate at an annual rate of 5.375% of the liquidation preference of $25.00 per share, are cumulative from the date of original issuance thereof, and are payable quarterly on March 26, June 26, September 26 and December 26 of each year. Commencing August 9, 2021, to the extent permitted by the 1940 Act and Delaware law, the Series A Preferred Shares are redeemable at the option of the Fund. The Series A Preferred Shares are listed on the NYSE American under the symbol “BCV Pr A.” The Series A Preferred Shares are rated “Al” by Moody’s Investors Service.

If the Fund publicly issues additional preferred shares, it will pay dividends to the holders of the preferred shares at a fixed rate, as described in a Prospectus Supplement accompanying each preferred share offering.

Upon a liquidation, each holder of the preferred shares will be entitled to receive out of the assets of the Fund available for distribution to shareholders (after payment of claims of the Fund’s creditors but before any distributions with respect to the Fund’s common shares or any other shares of the Fund ranking junior to the preferred shares as to liquidation payments) an amount per share equal to such share’s liquidation preference plus any accumulated but unpaid distributions (whether or not earned or declared, excluding interest thereon) to the date of distribution, and such shareholders shall be entitled to no further participation in any distribution or payment in connection with such liquidation. Each series of the preferred shares will rank on a parity with any other series of preferred shares of the Fund as to the payment of distributions and the distribution of assets upon liquidation, and will be junior to the Fund’s obligations with respect to any outstanding senior securities representing debt. The preferred shares carry one vote per share on all matters on which such shares are entitled to vote. The preferred shares will, upon issuance, be fully paid and nonassessable and will have no preemptive, exchange or conversion rights. The Board may by resolution classify or reclassify any authorized but unissued capital shares of the Fund from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions or terms or conditions of redemption. The Fund will not issue any class of shares senior to the preferred shares.

Redemption, Purchase and Sale of Preferred Shares By the Fund. The terms of any preferred shares are expected to provide that (i) they are redeemable by the Fund at any time (either after the date of initial issuance, or after some period of time following initial issuance) in whole or in part at the original purchase price per share plus accumulated dividends per share, (ii) the Fund may tender for or purchase preferred shares and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund will reduce the leverage applicable to the common shares, while any resale of preferred shares by the Fund will increase that leverage.

Rating Agency Guidelines. The Series A Preferred Shares are rated by Moody’s. Upon issuance, it is expected that any publicly issued new series of preferred shares will be rated by Moody’s and/or by Fitch Ratings Inc. (“Fitch”).

The Fund expects that it would be required under any applicable rating agency guidelines to maintain assets having in the aggregate a discounted value at least equal to the Basic Maintenance Amount (as defined in the applicable organizational documents for each series of preferred shares) for its outstanding preferred shares, including the Series A Preferred Shares, with respect to the separate guidelines Moody’s and Fitch has each established for determining discounted value. To the extent any particular portfolio holding does not satisfy the applicable rating agency’s guidelines, all or a portion of such holding’s value will not be included in the calculation of discounted value (as defined by such rating agency). The Moody’s and Fitch guidelines would also impose certain diversification requirements and industry concentration limitations on the Fund’s overall portfolio, and apply specified discounts to securities held by the Fund (except certain money market securities). The “Basic Maintenance Amount” is calculated as set out in the organizational documents for each series of preferred shares.

The “Basic Maintenance Amount” is generally equal to (a) the sum of (i) the aggregate liquidation preference of any preferred shares then outstanding plus (to the extent not included in the liquidation preference of such preferred shares) an amount equal to the aggregate accumulated but unpaid distributions (whether or not earned or declared) in respect of such preferred shares, (ii) the Fund’s other liabilities (excluding dividends and other distributions payable on the Fund’s common shares) and (iii) any other current liabilities of the Fund (including amounts due and payable by the Fund pursuant to reverse repurchase agreements and payables for assets purchased) less (b) the value of the Fund’s assets if such assets are either cash or evidences of indebtedness which mature prior to or on the date of redemption or repurchase of preferred shares or payment of another liability and are either U.S. government securities or evidences of indebtedness rated at least “Aaa,” “P-1”, “VMIG-1” or “MIG-1” by Moody’s or “AAA”, “SP-1+” or “A-1+” by S&P and are held by the Fund for distributions, the redemption or repurchase of preferred shares or the Fund’s liabilities.

If the value of the Fund’s assets, as discounted in accordance with the rating agency guidelines, is less than the Basic Maintenance Amount, the Fund expects that it will be required to use its commercially reasonable efforts to cure such failure. If the Fund does not cure in a timely manner a failure to maintain a discounted value of its portfolio equal to the Basic Maintenance Amount in accordance with the requirements of any applicable rating agency or agencies then rating the preferred shares at the request of the Fund, the Fund may, and in certain circumstances would be required to, mandatorily redeem preferred shares.

The Fund may, but would not be required to, adopt any modifications to the rating agency guidelines that may be established by Moody’s and Fitch (or such other rating agency then rating the preferred shares at the request of the Fund) following the issuance of any such rated preferred shares. Failure to adopt any such modifications, however, may result in a change in the relevant rating agency’s ratings or a withdrawal of such ratings altogether. In addition, any rating agency providing a rating for the preferred shares at the request of the Fund may, at any time, change or withdraw any such rating. The Board, without further action by shareholders, would be expected to be able to amend, alter, add to or repeal any provision of a Statement of Preferences that has been adopted by the Fund pursuant to the rating agency guidelines or add covenants and other obligations of the Fund to a Statement of Preferences, if the applicable rating agency confirms that such amendments or modifications are necessary to prevent a reduction in, or the withdrawal of, a rating of the Fund’s preferred shares and such amendments and modifications do not adversely affect the rights and preferences of and are in the aggregate in the best interests of the holders of the preferred shares. Additionally, the Board, without further action by the shareholders, would be expected to be able to amend, alter, add to or repeal any provision of any Statement of Preferences, including provisions adopted pursuant to rating agency guidelines, if the Board determines that such amendments or modifications will not in the aggregate adversely affect the rights and preferences of the holders of any series of the preferred shares, provided that the Fund has received confirmation from each applicable rating agency that such amendment or modification would not adversely affect such rating agency’s then-current rating of such series of the Fund’s preferred shares.

As described by Moody’s and Fitch, any ratings assigned to the preferred shares are assessments of the capacity and willingness of the Fund to pay the obligations of each series of the preferred shares. Any ratings on the preferred shares are not recommendations to purchase, hold or sell shares of any series, inasmuch as the ratings do not comment as to market price or suitability for a particular investor. The rating agency guidelines also do not address the likelihood that an owner of preferred shares will be able to sell such shares on an exchange, in an auction or otherwise. Any ratings would be based on current information furnished to Moody’s and Fitch by the Fund and the Investment Adviser and information obtained from other sources. Any ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information.

The rating agency guidelines would apply to the preferred shares, as the case may be, only so long as such rating agency is rating such shares at the request of the Fund. The Fund expects that it would pay fees to Moody’s and Fitch for rating any preferred shares.

Asset Maintenance Requirements. In addition to the requirements summarized under “—Rating Agency Guidelines” above, the Fund must also satisfy asset maintenance requirements under the 1940 Act with respect to its preferred shares. Under the 1940 Act, such debt or additional preferred shares may be issued only if immediately after such issuance the value of the Fund’s total assets (less ordinary course liabilities) is at least 300% of the amount of any debt outstanding and at least 200% of the amount of any preferred shares and debt outstanding.

The Fund is and likely will be required under the Statement of Preferences of each series of preferred shares to determine whether it has, as of the last business day of each March, June, September and December of each year, an “asset coverage” (as defined in the 1940 Act) of at least 200% (or such higher or lower percentage as may be required at the time under the 1940 Act) with respect to all outstanding senior securities of the Fund that are debt or stock, including any outstanding preferred shares. If the Fund fails to maintain the asset coverage required under the 1940 Act on such dates and such failure is not cured by a specific time (generally within 60 calendar days), the Fund may, and in certain circumstances will be required to, mandatorily redeem preferred shares sufficient to satisfy such asset coverage. See “—Redemption Procedures” below.

Distributions. Holders of any preferred shares are or will be entitled to receive, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor, cumulative cash distributions, at an annual rate set forth in the applicable Statement of Preferences or Prospectus Supplement, payable with such frequency as set forth in the applicable Statement of Preferences or Prospectus Supplement. Such distributions will accumulate from the date on which such shares are issued.

Restrictions on Dividends and Other Distributions for the Preferred Shares. So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common shares or in options, warrants or rights to subscribe for or purchase common shares) in respect of the common shares or call for redemption, redeem, purchase or otherwise acquire for consideration any common shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such common shares dividend or distribution;

●	the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements described under “Preferred Shares—Rating Agency Guidelines” and “ — Asset Maintenance Requirements.”

No complete distribution due for a particular dividend period will be declared or made on any series of preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefore for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.

Mandatory Redemption Relating to Asset Coverage Requirements. The Fund may, at its option, consistent with the Governing Documents and the 1940 Act, and in certain circumstances will be required to, mandatorily redeem preferred shares in the event that:

●	the Fund fails to maintain the asset coverage requirements specified under the 1940 Act on a quarterly valuation date (generally the last business day of March, June, September and December) and such failure is not cured on or before a specified period of time, following such failure (49 days following such Business Day in the case of the Series A Preferred Shares); or

●	the Fund fails to maintain the asset coverage requirements as calculated in accordance with any applicable rating agency guidelines as of any monthly valuation date (generally the last business day of each month), and such failure is not cured on or before a specified period of time after such valuation date (10 business days in the case of the Series A Preferred Shares).

The redemption price for preferred shares subject to mandatory redemption will be the liquidation preference, as stated in the Statement of Preferences of each existing series of preferred shares or the Prospectus Supplement accompanying the issuance of any series of preferred shares, plus an amount equal to any accumulated but unpaid distributions (whether or not earned or declared) to the date fixed for redemption, plus any applicable redemption premium determined by the Board and included in the Statement of Preferences.

If the Fund is required to redeem any preferred shares as a result of a failure to maintain such minimum asset coverage amounts as of an applicable cure date, then the Fund shall, to the extent permitted by the 1940 Act and Delaware law, by the close of business on such cure date fix a redemption date that is on or before the 30th business day after such cure date and proceed to redeem the preferred shares. The Fund may fix a redemption date that is after the 30th business day after such cure date if the Board determines, in good faith, that extraordinary market conditions exist as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or is not reasonably practicable at fair value.

The number of preferred shares that will be redeemed in the case of a mandatory redemption will equal the minimum number of outstanding preferred shares, the redemption of which, if such redemption had occurred immediately prior to the opening of business on the applicable cure date, would have resulted in the relevant asset coverage requirement having been met or, if the required asset coverage cannot be so restored, all of the preferred shares. In the event that preferred shares are redeemed due to a failure to satisfy the 1940 Act asset coverage requirements, the Fund may, but is not required to, redeem a sufficient number of preferred shares so that the Fund’s assets exceed the asset coverage requirements under the 1940 Act after the redemption by 10% (that is, 220% asset coverage) or some other amount specified in the Statement of Preferences. In the event that preferred shares are redeemed due to a failure to satisfy applicable rating agency guidelines, the Fund may, but is not required to, redeem a sufficient number of preferred shares so that the Fund’s discounted portfolio value (as determined in accordance with the applicable rating agency guidelines) after redemption exceeds the asset coverage requirements of each applicable rating agency by up to 10% (that is, 110% rating agency asset coverage) or some other amount specified in the Statement of Preferences.

If the Fund does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the preferred shares to be redeemed on any redemption date, the Fund will redeem on such redemption date that number of shares for which it has legally available funds, or is otherwise able to redeem, from the holders whose shares are to be redeemed ratably on the basis of the redemption price of such shares, and the remainder of those shares to be redeemed will be redeemed on the earliest practicable date on which the Fund will have funds legally available for the redemption of, or is otherwise able to redeem, such shares upon written notice of redemption.

If fewer than all of the Fund’s outstanding preferred shares are to be redeemed, the Fund, at its discretion and subject to the limitations of the Governing Documents, the 1940 Act, and applicable law, will select the one or more series of preferred shares from which shares will be redeemed and the amount of preferred shares to be redeemed from each such series. If fewer than all the shares of a series of preferred shares are to be redeemed, such redemption will be made as among the holders of that series pro rata in accordance with the respective number of shares of such series held by each such holder on the record date for such redemption (or by such other equitable method as the Fund may determine). If fewer than all the preferred shares held by any holder are to be redeemed, the notice of redemption mailed to such holder will specify the number of shares to be redeemed from such holder, which may be expressed as a percentage of shares held on the applicable record date.

Optional Redemption. Preferred shares are not subject to optional redemption by the Fund until the date, if any, specified in the applicable Prospectus or Prospectus Supplement, unless such redemption is necessary, in the judgment of the Fund, to maintain the Fund’s status as a RIC under the Code. Commencing on such date and thereafter, the Fund may at any time redeem such fixed rate preferred shares in whole or in part for cash at a redemption price per share equal to the initial liquidation preference per share plus accumulated and unpaid distributions (whether or not earned or declared) to the redemption date plus any premium specified in or pursuant to the Statement of Preferences. Such redemptions are subject to the notice requirements set forth under “—Redemption Procedures” and the limitations of the Governing Documents, the 1940 Act and applicable law.

Redemption Procedures. A notice of redemption with respect to an optional redemption will be given to the holders of record of fixed rate preferred shares selected for redemption not less than 15 days (subject to NYSE American requirements) nor more than 40 days prior to the date fixed for redemption. Preferred shareholders may receive shorter notice in the event of a mandatory redemption. Each notice of redemption will state (i) the redemption date, (ii) the number or percentage of preferred shares to be redeemed (which may be expressed as a percentage of such shares outstanding), (iii) the CUSIP number(s) of such shares, (iv) the redemption price (specifying the amount of accumulated distributions to be included therein), (v) the place or places where such shares are to be redeemed, (vi) that distributions on the shares to be redeemed will cease to accumulate on such redemption date, (vii) the provision of the Statement of Preferences under which the redemption is being made and (viii) any conditions precedent to such redemption. No defect in the notice of redemption or in the mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law.

The holders of preferred shares will not have the right to redeem any of their shares at their option except to the extent specified in the Statement of Preferences.

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights. Except as otherwise stated in this Prospectus, specified in the Governing Documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of common shares and of any other preferred shares then outstanding as a single class.

In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable Statement of Preferences creating such shares, then the number of Trustees constituting the Board automatically will be increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so increased by such smallest number. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than twenty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate automatically.

The 1940 Act requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares (as defined in the 1940 Act), voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company to an open-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding.

So long as any preferred shares are outstanding, the Fund may not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s preferred shares outstanding at the time, voting separately as one class, amend, alter or repeal the provisions of a Statement of Preferences so as to in the aggregate adversely affect the rights and preferences of any preferred shares of the Fund. To the extent permitted under the 1940 Act, in the event that more than one series of the Fund’s preferred shares are outstanding, the Fund will not effect any of the actions set forth in the preceding sentence which in the aggregate adversely affects the rights and preferences for a series of preferred shares differently than such rights and preferences for any other series of preferred shares without the affirmative vote of the holders of at least a majority (as defined in the 1940 Act) of the Fund’s preferred shares outstanding of each series adversely affected (each such adversely affected series voting separately as a class to the extent its rights are affected differently). An increase in the number of authorized preferred shares pursuant to the Governing Documents or the issuance of additional shares of any series of preferred shares pursuant to the Governing Documents shall not in and of itself be considered to adversely affect the rights and preferences of the Fund’s preferred shares.

The foregoing voting provisions will not apply to any series of preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Limitation on Issuance of Preferred Shares. So long as the Fund has preferred shares outstanding, subject to receipt of approval from the rating agencies of each series of preferred shares outstanding, and subject to compliance with the Fund’s investment objective, policies and restrictions, the Fund may issue and sell shares of one or more other series of additional preferred shares provided that the Fund will, immediately after giving effect to the issuance of such additional preferred shares and to its receipt and application of the proceeds thereof (including, without limitation, to the redemption of preferred shares to be redeemed out of such proceeds), have an “asset coverage” for all senior securities of the Fund which are stock, as defined in the 1940 Act, of at least 200% of the sum of the liquidation preference of the preferred shares of the Fund then outstanding and all indebtedness of the Fund constituting senior securities and no such additional preferred shares will have any preference or priority over any other preferred shares of the Fund upon the distribution of the assets of the Fund or in respect of the payment of dividends or distributions.

The Fund will consider from time to time whether to offer additional preferred shares or securities representing indebtedness and may issue such additional securities if the Board concludes that such an offering would be consistent with the Fund’s Governing Documents and applicable law, and in the best interest of the Fund and its existing common shareholders.

Tenders and Repurchases. In addition to the redemption provisions described herein, the Fund may also tender for or purchase preferred shares (whether in private transactions or on the NYSE American) and the Fund may subsequently resell any shares so tendered for or purchased, subject to the provisions of the Fund’s Governing Documents and the 1940 Act.

Book Entry. Preferred shares may be held in the name of Cede & Co. as nominee for DTC. The Fund will treat Cede & Co. as the holder of record of any preferred shares issued for all purposes in this circumstance. In accordance with the procedures of DTC, however, purchasers of preferred shares whose preferred shares are held in the name of Cede & Co. as nominee for the DTC will be deemed the beneficial owners of stock purchased for purposes of distributions, voting and liquidation rights.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Bancroft Fund Ltd.
Entity Address, Address Line Two	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(914)
Local Phone Number	921-5100
Contact Personnel Name	James A. Dinsmore
Series A Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference		$ 25.00
General Description of Registrant [Abstract]
Share Price		$ 22.39
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		1,190,947
Common Stocks [Member]
General Description of Registrant [Abstract]
Share Price		$ 14.77
NAV Per Share		$ 17.74
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		5,871,689
Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

Voting Rights. Except as otherwise stated in this Prospectus, specified in the Governing Documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of common shares and of any other preferred shares then outstanding as a single class.

In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable Statement of Preferences creating such shares, then the number of Trustees constituting the Board automatically will be increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so increased by such smallest number. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than twenty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate automatically.

The 1940 Act requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares (as defined in the 1940 Act), voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company to an open-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding.

So long as any preferred shares are outstanding, the Fund may not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s preferred shares outstanding at the time, voting separately as one class, amend, alter or repeal the provisions of a Statement of Preferences so as to in the aggregate adversely affect the rights and preferences of any preferred shares of the Fund. To the extent permitted under the 1940 Act, in the event that more than one series of the Fund’s preferred shares are outstanding, the Fund will not effect any of the actions set forth in the preceding sentence which in the aggregate adversely affects the rights and preferences for a series of preferred shares differently than such rights and preferences for any other series of preferred shares without the affirmative vote of the holders of at least a majority (as defined in the 1940 Act) of the Fund’s preferred shares outstanding of each series adversely affected (each such adversely affected series voting separately as a class to the extent its rights are affected differently). An increase in the number of authorized preferred shares pursuant to the Governing Documents or the issuance of additional shares of any series of preferred shares pursuant to the Governing Documents shall not in and of itself be considered to adversely affect the rights and preferences of the Fund’s preferred shares.

The foregoing voting provisions will not apply to any series of preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Security Liquidation Rights [Text Block]

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Preferred Stock Restrictions, Other [Text Block]

Restrictions on Dividends and Other Distributions for the Preferred Shares. So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common shares or in options, warrants or rights to subscribe for or purchase common shares) in respect of the common shares or call for redemption, redeem, purchase or otherwise acquire for consideration any common shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such common shares dividend or distribution;

●	the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements described under “Preferred Shares—Rating Agency Guidelines” and “ — Asset Maintenance Requirements.”

No complete distribution due for a particular dividend period will be declared or made on any series of preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefore for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.